TAX LIABILITIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current tax liabilities
Current tax liabilities	$ 2,915,074	$ 6,516,634
Income tax
Current tax liabilities
Current tax liabilities	193,089	4,916,963
Value added tax
Current tax liabilities
Current tax liabilities	2,096,373	978,302
Turnover tax
Current tax liabilities
Current tax liabilities	326,099	303,899
Other taxes, withholdings and taxes collected at source
Current tax liabilities
Current tax liabilities	$ 299,513	$ 317,470